Share Capital and Capital Surplus and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus (Deficit) and Others (Detail) - KRW (₩)
₩ / shares in Units, ₩ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Number of authorized shares	670,000,000	670,000,000
Par value (in Won)(*1)	₩ 100	₩ 100
Number of issued shares	218,833,144	218,833,144	80,745,711
Share capital:
Common share	₩ 30,493	₩ 30,493
Capital surplus and others:
Paid-in surplus	1,771,000	1,771,000
Treasury shares (note 24)	(36,702)	(57,314)
Hybrid bonds(Note 25)	398,759	398,759
Share option (note 26)	2,061	47,166
Others	(13,702,235)	(13,783,337)
Capital Surplus	₩ (11,567,117)	₩ (11,623,726)